Related parties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related parties
13.	Related parties
13.1 Related party transactions
These are transactions made between Embraer with its direct or indirect subsidiaries described in Note 2.1.3 and basically refer to:

(i)
Assets: (i) accounts receivable for spare parts, aircraft sales and product development, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies (ii) balances of financial investments; and (iii) bank deposits.

(ii)
Liabilities: (i) purchase of aircraft components and spare parts, under conditions agreed between the parties, considering the volumes, risks involved, and corporate policies (ii) advances received on sales contracts, according to contractual agreements; (iii) commission for sale of aircraft and spare parts (iv) financing for research and product development at market rates for this kind of financing (v) loans and financing; and (vi) export financing, and

(iii)
Profit or Loss: (i) purchases and sales of aircraft, components and spare parts and development of products for the defense and security market; (ii) financial income and expenses from financial investments and expenses from loans and financing, and (iii) supplementary pension plan.

13.2 Brazilian Federal Government
Transactions with related parties also involve transactions with the Brazilian Federal
Government.
The
Brazilian Federal Government maintains direct and indirect participation through the ownership of a common share called golden share. As of December 31, 2022, the Brazilian Federal Government held an indirect interest of 5.37
% in the Company’s capital through BNDESPAR, a wholly owned subsidiary of the
Banco Nacional do Desenvolvimento Econômico e Social
(the Brazilian Development Bank, or “BNDES”), which, in turn, is controlled by the Brazilian Federal Government.
The Brazilian government plays a key role in the Company’s business activities, including as:

•	Major customer for Defense & Security products (through the Brazilian Air Force, Brazilian Army, and Brazilian Navy).

•	Source of research and development financing through technology development institutions ( Financiadora de Estudos e Projetos - FINEP and BNDES).

•	Export credit agency (through the BNDES), and

•	Source of short-term and long-term financing and a provider of asset management and commercial banking services (through Banco do Brasil).
13.3 December 31, 2022

	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	329.0	—	73.5	—	6.2	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	1.3	—	300.0	(6.3)	—
Comando da Aeronáutica (Brazilian Air Force)	363.1	59.9	—	—	—	29.6
Exército Brasileiro (Brazilian Army)	5.7	7.9	—	—	—	2.1
Embraer Prev - Sociedade de Previdência Complementar	—	—	—	—	—	(9.7)
Ez Air Interior Limited	5.2	5.2	21.7	21.7	—	—
Financiadora de Estudo e Projetos – FINEP	—	6.4	—	—	(0.4)	—
FIP Aeroespacial	—	—	—	11.2	—	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	0.1	—	66.5	—	2.5	—
Marinha do Brasil (Brazilian Navy)	1.7	1.8	—	—	—	(1.4)

	704.8	82.5	161.7	332.9	2.0	20.6

The operating results of the Brazilian Air Force presented in the table above includes the revenue cumulative adjustment of US$ 5.0 recognized in the end of 2022 as a result of the contract modification for scope reduction in the sales order of KC-390 Millennium. For further information, see Notes 1.1.1 and 3.1.2.
13.4 December 31, 2021

	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	50.6	—	—	—	(1.8)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	1.4	—	300.5	(6.2)	—
Comando da Aeronáutica (Brazilian Air Force)	410.3	153.2	—	—	—	(42.0)
Embraer Prev - Sociedade de Previdência Complementar	—	4.2	—	—	—	(12.0)
Exército Brasileiro (Brazilian Army)	2.4	1.6	—	—	—	3.3
Ez Air Interior Limited	4.8	4.8	20.9	20.9	—	—
Financiadora de Estudo e Projetos – FINEP	—	8.2	—	5.9	(0.7)	—
FIP Aeroespacial	—	—	—	7.2	—	—
Marinha do Brasil (Brazilian Navy)	0.4	2.6	—	—	—	(2.0)

	468.5	176.0	20.9	334.5	(8.7)	(52.7)

The operating results of the Brazilian Air Force presented in the table above includes the revenue cumulative adjustment of US$ 41 recognized in the end of 2021 as a result of the contract modification for scope reduction in the sales order of KC-390 Millennium. For further information, see
Note 3.1.2.

13.5 December 31, 2020

	Financial Results	Operating Results

Banco do Brasil S.A.	(1.3)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(2.4)	—
Comando da Aeronáutica (Brazilian Air Force)	—	(34.0)
Marinha do Brasil (Brazilian Navy)	—	(3.2)
Embraer Prev - Sociedade de Previdência Complementar	—	(12.0)
Exército Brasileiro (Brazilian Army)	—	1.5
Financiadora de Estudo e Projetos – FINEP	(0.1)	—

	(3.8)	(47.7)

13.6 Remuneration of key management personnel:

	12.31.2022	12.31.2021	12.31.2020
Short-term benefits (i)	8.5	6.1	5.8
Share based payment (ii)	(1.0)	2.4	(1.7)
Labor contract termination	—	—	0.5

Total remuneration	7.5	8.5	4.6

(i)
Includes wages, salaries, profit sharing, bonuses and indemnities distributed to the key management personnel, which are settled in Brazilian Real, as well as the compensation of external members engaged in the statutory advisory committees.

(ii)
Accounts payable were reduced in 2022 and increased in 2021 due to the stock price of the Company in each period, which is applied to measure the share-based payment plan settled in cash, as disclosed in Note 27.

The Company considers as key management personnel the members of the statutory Board of Directors and statutory Executive Directors.